Inventories (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials	$ 694	$ 631
Finished goods	506	749
Inventories	$ 1,200	$ 1,380